Warrants change in Fair Value (Detail) - Level 3 - Recurring - Stock purchase warrants - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at the beginning of the period	$ 29,065	$ 332	$ 30,479	$ 575
Unrealized gain (loss) included in earnings	6,206	(332)	4,792	(575)
Fair value at the end of the period	$ 35,271	$ 0	$ 35,271	$ 0